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                       THE DIRECTOR (SERIES VII AND VIIR)
                              SEPARATE ACCOUNT TWO
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-69485

                SUPPLEMENT DATED JULY 23, 2004 TO THE PROSPECTUS
                          DATED MAY 3, 2004, AS AMENDED

Effective July 23, 2004, the following Sub-Accounts are closed and removed in their entirety from the Prospectus:

     -- BB&T Special Opportunities Equity Fund Sub-Account
     -- BB&T Total Return Bond Fund Sub-Account
     -- Huntington VA International Equity Fund Sub-Account
     -- Huntington VA Macro 100 Fund Sub-Account
     -- Huntington VA Mortgage Securities Fund Sub-Account
     -- Huntington VA Situs Small Cap Fund Sub-Account

All references to the BB&T Special Opportunities Equity Fund Sub-Account, the BB&T Special Opportunities Equity Fund, the BB&T Total Return Bond Fund Sub-Account, the BB&T Total Return Bond Fund, the Huntington VA International Equity Fund Sub-Account, the Huntington VA International Equity Fund, the Huntington VA Macro 100 Fund Sub-Account, The Huntington VA Macro 100 Fund, the Huntington VA Mortgage Securities Fund Sub-Account, the Huntington VA Mortgage Securities Fund, the Huntington VA Situs Small Cap Fund Sub-Account and the Huntington VA Situs Small Cap Fund are deleted from the Prospectus.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV- 4341